Annual Fund Operating Expenses - American Beacon Funds	Aug. 31, 2025
American Beacon DoubleLine Floating Rate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 20, 2028
American Beacon DoubleLine Floating Rate Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.04%	[3]
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	1.00%
American Beacon DoubleLine Floating Rate Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.79%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	1.78%
American Beacon DoubleLine Floating Rate Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.81%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.80%
American Beacon DoubleLine Floating Rate Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.75%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.74%
American Beacon DoubleLine Floating Rate Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.06%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	1.05%
American Beacon DoubleLine Select Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 20, 2028
American Beacon DoubleLine Select Income Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.62%	[6]
Fee Waiver or Reimbursement	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	0.60%
American Beacon DoubleLine Select Income Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.61%	[6]
Fee Waiver or Reimbursement	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	0.59%
American Beacon DoubleLine Select Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[5]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.89%	[6]
Fee Waiver or Reimbursement	(0.04%)	[7]
Net Expenses (as a percentage of Assets)	0.85%

[1]
2	Other Expenses and Acquired Fund Fees and Expenses for the A Class, C Class and R5 Class shares are based on estimated expenses for the current fiscal year. In addition, Other Expenses and Acquired Fund Fees and Expenses for the Y Class and Investor Class shares are restated based on estimated expenses for the current fiscal year.

[2]
3	Other Expenses include 0.04% of loan interest expenses.

[3]
4	The Fund is the successor to the DoubleLine Floating Rate Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I shares and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares and Class N shares, respectively, of the Predecessor Fund, but instead are restated to reflect the Fund’s estimated expenses. In addition, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[4]
5	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through February 20, 2028, to the extent that Total Annual Fund Operating Expenses exceed 0.95% for the A Class, 1.73% for the C Class, 0.75% for the Y Class, 0.69% for the R5 Class, and 1.00% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[5]
1	Other Expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.

[6]
2	The Fund is the successor to the DoubleLine Select Income Fund, formerly known as the DoubleLine Infrastructure Income Fund (the “Predecessor Fund”), pursuant to a reorganization that occurred on February 20, 2026 (“Closing Date”), in which the Y Class and Investor Class shares of the Fund adopted the financial statements and performance history of the Class I and Class N shares, respectively, of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s Y Class and Investor Class shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I and Class N shares, respectively, of the Predecessor Fund, but instead reflect the Fund’s estimated expenses.

[7]
3	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R6 Class and Investor Class shares, as applicable, through February 20, 2028, to the extent that Total Annual Fund Operating Expenses exceed 0.59% for the Y Class, 0.58% for the R6 Class and 0.84% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.